Related Parties and Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Due to Related Parties [Rollforward]
Balance, beginning	$ 285,860	$ 163,675
Related party notes assumed from the reverse merger		2,000
Related party payables converted to notes		21,513
Borrowings from related parties	10,000	42,110
Amortization of debt discount	4,703	64,001
Repayment of related party notes	(18,919)	(837)
Debt discount on shares issued with note	0	(6,602)
Balance, end	$ 281,644	$ 285,860